Pretax Net Actuarial Loss, Prior Service (Cost) and Transition Assets/(Obligation) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) - USD ($)
$ in Thousands
	May. 31, 2015	May. 31, 2014
Postretirement Benefits, U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 124	$ 1,080
Prior service credits	1,587	1,834
Total recognized in accumulated other comprehensive income not affecting retained earnings	1,711	2,914
Postretirement Benefits, Non-U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(5,968)	(9,136)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (5,968)	$ (9,136)